Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—42.6%
	AUSTRALIAN DOLLAR—0.5%
	Sovereign—0.5%
260,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 163,348
260,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	139,508
	TOTAL	302,856
	BRAZILIAN REAL—0.5%
	Sovereign—0.5%
1,500,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	306,098
	BRITISH POUND—4.6%
	Sovereign—4.6%
140,000	United Kingdom Gilt, Sr. Unsecd. Note, 0.375%, 10/22/2030	139,886
600,000	United Kingdom, Government of, 3.250%, 1/22/2044	630,977
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	139,451
400,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	506,438
370,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	420,407
880,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	627,730
310,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	398,425
	TOTAL	2,863,314
	CANADIAN DOLLAR—1.9%
	Sovereign—1.9%
160,000	Canada, Government of, 4.000%, 6/1/2041	125,997
635,000	Canada, Government of, 5.750%, 6/1/2033	550,068
315,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	256,749
350,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	251,062
	TOTAL	1,183,876
	EURO—23.9%
	Oil & Gas—1.0%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	602,853
	Sovereign—22.9%
110,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	115,135
618,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	583,444
1,095,000	France, Government of, 0.500%, 5/25/2025	1,144,001
240,000	France, Government of, 2.750%, 10/25/2027	259,134
840,000	France, Government of, 5.750%, 10/25/2032	1,107,238
520,000	France, Government of, Bond, 4.500%, 4/25/2041	659,352
290,000	France, Government of, O.A.T., 5.500%, 4/25/2029	354,241
600,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	613,041
100,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2038	85,004
370,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	315,537
225,000	Germany, Government of, 2.500%, 7/4/2044	239,929
600,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	784,609
840,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	841,157
200,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	210,301
620,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	547,577
255,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	272,364
300,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	319,053

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
190,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	$ 177,921
810,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	928,242
810,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	843,955
500,000	Italy, Government of, Unsecd. Note, 1.650%, 12/1/2030	480,682
600,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	557,971
120,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	124,680
200,000	Netherlands, Government of, Unsecd. Note, 0.750%, 7/15/2027	202,845
425,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	454,455
220,000	Spain, Government of, 4.200%, 1/31/2037	256,180
540,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	405,986
440,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	454,629
490,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	497,526
310,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	311,928
120,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	127,107
	TOTAL	14,275,224
	TOTAL EURO	14,878,077
	JAPANESE YEN—10.0%
	Sovereign—10.0%
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,392,366
365,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,556,753
63,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	436,785
125,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	703,000
165,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	1,158,896
	TOTAL	6,247,800
	MEXICAN PESO—0.3%
	Sovereign—0.3%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	189,569
	NEW ZEALAND DOLLAR—0.9%
	Sovereign—0.9%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	545,371
	TOTAL BONDS (IDENTIFIED COST $28,111,268)	26,516,961
	REPURCHASE AGREEMENTS—11.5%
$ 7,163,000	Interest in $400,000,000 joint repurchase agreement, 5.30% dated 2/29/2024 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $400,058,889 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 2/15/2048 and the market value of those underlying securities was $408,060,098. (IDENTIFIED COST $7,163,000)	7,163,000
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
2,100,000	NZD CALL/USD PUT, BNP Paribas, Notional Amount $2,100,000, Exercise Price $0.615, Expiration Date 3/7/2024	6,195
1,200,000	USD CALL/CHF PUT, BNP Paribas, Notional Amount $1,200,000, Exercise Price $0.866, Expiration Date 4/12/2024	22,991
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $12,699)	29,186
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
45,000	CHF PUT/JPY CALL, UBS, Notional Amount $45,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $570)	225
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $570)	225

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—52.1%
3,908,173	Emerging Markets Core Fund (IDENTIFIED COST $33,708,928)	$32,437,833
	TOTAL INVESTMENT IN SECURITIES—106.2% (IDENTIFIED COST $68,996,465)	$66,147,205
	OTHER ASSETS AND LIABILITIES - NET—(6.2%)[1]	(3,844,070)
	TOTAL NET ASSETS—100%	$62,303,135
At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
Euro-Bund Long Futures	4	$573,473	March 2024	$2,417
Euro-Bund Long Futures	1	$142,947	June 2024	$398
Long Gilt Long Futures	3	$371,459	June 2024	$1,496
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,311
The average notional value of long and short futures contracts held by the Fund throughout the period was $382,543 and $56,164, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,251 and $9,130, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written call options held by the Fund throughout the period was $501. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/21/2024	Bank of America	450,000 EUR	$483,346	$3,445
3/21/2024	BNP Paribas	$600,000	2,382,444 PLN	$3,517
3/21/2024	HSBC	400,000 CNY	$56,642	$(902)
3/21/2024	JPMorgan	650,000 CHF	110,822,894 JPY	$(5,015)
3/21/2024	JPMorgan	528,804 EUR	84,565,191 JPY	$6,043
3/21/2024	JPMorgan	200,000 EUR	31,888,650 JPY	$2,921
3/21/2024	JPMorgan	200,000 GBP	$252,607	$(114)
3/21/2024	Morgan Stanley	850,000 EUR	$911,460	$8,035
3/21/2024	Morgan Stanley	80,000 GBP	$100,828	$169
3/21/2024	Morgan Stanley	$200,000	3,505,428 MXN	$(4,957)
4/16/2024	JPMorgan	$150,000	131,722 CHF	$260
4/23/2024	Bank of America	52,225 AUD	$34,504	$(498)
4/23/2024	Bank of America	52,082 AUD	$34,481	$(569)
4/23/2024	Bank of America	45,089 AUD	$29,408	$(49)
4/23/2024	Bank of America	31,154 CHF	$36,180	$(737)
4/23/2024	Bank of America	30,931 CHF	$36,186	$(995)
4/23/2024	Bank of America	176,332 EUR	$191,494	$(474)
4/23/2024	Bank of America	59,586 GBP	$76,011	$(770)
4/23/2024	Bank of America	62,185 GBP	$78,265	$257
4/23/2024	Bank of America	51,644 GBP	$65,367	$(155)
4/23/2024	Bank of America	14,975,385 JPY	$100,611	$175
4/23/2024	Bank of America	12,497,754 JPY	$84,101	$10
4/23/2024	Bank of America	1,157,966 MXN	$67,165	$168
4/23/2024	BNP Paribas	54,298 AUD	$35,496	$(141)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/23/2024	BNP Paribas	106,293 CAD	$78,942	$(557)
4/23/2024	BNP Paribas	105,836 CAD	$78,924	$(876)
4/23/2024	BNP Paribas	91,334 CAD	$67,378	$(24)
4/23/2024	BNP Paribas	32,494 CHF	$37,132	$(163)
4/23/2024	BNP Paribas	204,292 EUR	$222,929	$(1,620)
4/23/2024	BNY Mellon	27,097 CHF	$30,982	$(154)
4/23/2024	Citibank	204,255 EUR	$223,036	$(1,768)
4/23/2024	Citibank	59,967 GBP	$76,034	$(313)
4/23/2024	Citibank	$200,000	171,072 CHF	$5,370
4/23/2024	Credit Agricole	14,336,307 JPY	$98,139	$(1,655)
4/23/2024	Morgan Stanley	212,423 EUR	$229,341	$776
4/23/2024	Morgan Stanley	1,130,240 MXN	$64,960	$761
4/23/2024	Morgan Stanley	1,130,359 MXN	$65,024	$704
4/23/2024	Morgan Stanley	970,126 MXN	$56,359	$51
4/23/2024	State Street	109,471 CAD	$81,251	$(523)
4/23/2024	State Street	14,287,910 JPY	$97,993	$(1,835)
Contracts Sold:
3/21/2024	Barclays	328,804 EUR	50,732,131 JPY	$(16,136)
3/21/2024	Barclays	80,000 GBP	$101,438	$441
3/21/2024	BNP Paribas	$600,000	2,372,417 PLN	$(6,028)
3/21/2024	Citibank	600,000 CHF	101,989,380 JPY	$2,563
3/21/2024	Citibank	$1,700,000	255,004,981 JPY	$6,752
3/21/2024	JPMorgan	200,000 EUR	31,750,526 JPY	$(3,845)
3/21/2024	JPMorgan	600,000 EUR	$651,443	$2,388
3/21/2024	JPMorgan	400,000 EUR	$431,713	$(990)
3/21/2024	JPMorgan	200,000 GBP	$253,122	$630
3/21/2024	JPMorgan	$900,000	134,603,829 JPY	$905
3/21/2024	Morgan Stanley	650,000 CHF	110,443,067 JPY	$2,472
3/21/2024	Morgan Stanley	200,000 EUR	31,498,504 JPY	$(5,532)
3/21/2024	Morgan Stanley	$1,870,000	263,003,345 JPY	$(109,715)
3/21/2024	Morgan Stanley	$100,000	14,220,408 JPY	$(4,823)
3/21/2024	Morgan Stanley	$250,000	35,413,713 JPY	$(12,976)
3/21/2024	State Street	250,000 EUR	$278,559	$8,119
4/16/2024	Citibank	$150,000	132,217 CHF	$303
4/16/2024	Credit Agricole	$380,000	322,604 CHF	$(13,267)
4/16/2024	State Street	$400,000	349,645 CHF	$(2,527)
4/23/2024	Bank of America	109,471 CAD	$81,019	$291
4/23/2024	Bank of America	32,494 CHF	$37,092	$123
4/23/2024	Bank of America	59,967 GBP	$76,445	$723
4/23/2024	Bank of America	14,975,385 JPY	$100,761	$(24)
4/23/2024	Bank of America	1,130,240 MXN	$64,775	$(945)
4/23/2024	Bank of America	1,157,966 MXN	$67,179	$(154)
4/23/2024	BNP Paribas	105,836 CAD	$78,986	$938
4/23/2024	BNP Paribas	204,255 EUR	$223,523	$2,255
4/23/2024	BNP Paribas	212,423 EUR	$230,183	$66
4/23/2024	BNY Mellon	54,298 AUD	$35,643	$287
4/23/2024	Citibank	106,293 CAD	$79,044	$659
4/23/2024	Citibank	30,931 CHF	$36,176	$985
4/23/2024	Citibank	$200,000	171,028 CHF	$(5,420)
4/23/2024	Goldman Sachs	14,336,307 JPY	$98,725	$2,241
4/23/2024	JPMorgan	90,179 AUD	$59,130	$412
4/23/2024	JPMorgan	182,669 CAD	$135,420	$713

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/23/2024	JPMorgan	54,194 CHF	$61,834	$177
4/23/2024	JPMorgan	352,664 EUR	$382,144	$105
4/23/2024	JPMorgan	103,288 GBP	$130,445	$21
4/23/2024	JPMorgan	1,130,359 MXN	$65,245	$(483)
4/23/2024	Morgan Stanley	52,225 AUD	$34,550	$545
4/23/2024	Morgan Stanley	52,082 AUD	$34,239	$326
4/23/2024	Morgan Stanley	31,154 CHF	$36,412	$968
4/23/2024	Morgan Stanley	204,292 EUR	$221,733	$424
4/23/2024	Morgan Stanley	59,586 GBP	$75,649	$409
4/23/2024	Morgan Stanley	62,184 GBP	$78,515	$(7)
4/23/2024	Morgan Stanley	14,287,910 JPY	$97,895	$1,737
4/23/2024	Morgan Stanley	24,995,507 JPY	$167,545	$(676)
4/23/2024	Morgan Stanley	1,940,253 MXN	$112,274	$(547)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(137,319)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $121,499 and $74,353, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2023	$11,400,353
Purchases at Cost	$20,495,549
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$541,931
Net Realized Gain/(Loss)	$—
Value as of 2/29/2024	$32,437,833
Shares Held as of 2/29/2024	3,908,173
Dividend Income	$295,543
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. At February 29, 2024, EMCOR represents 52.1% of the Fund’s net assets. Therefore the performance of the Fund is directly affected by the performance of EMCOR. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$2,717,862	$23,799,099	$—	$26,516,961
Repurchase Agreements	—	7,163,000	—	7,163,000
Purchased Call Options	29,186	—	—	29,186
Purchased Put Options	225	—	—	225
Investment Company	32,437,833	—	—	32,437,833
TOTAL SECURITIES	$35,185,106	$30,962,099	$—	$66,147,205
Other Financial Instruments:
Assets
Futures Contracts	$4,311	$—	$—	$4,311
Foreign Exchange Contracts	—	71,640	—	71,640
Liabilities
Foreign Exchange Contracts	—	(208,959)	—	(208,959)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,311	$(137,319)	$—	$(133,008)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
USD	—United States Dollar